INCOME TAXES (Details) - USD ($)	Mar. 31, 2023	Mar. 31, 2022
Deferred tax assets:
Net operating loss	$ 1,757,783	$ 319,880
Less: Valuation allowance	(1,757,783)	(319,880)
Net deferred tax assets	$ 0	$ 0